Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 11, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 15, 2015	Dec. 31, 2014
Initial Class
Account Value [Line Items]
Account Value	$ 21,397	$ 18,664	$ 15,869		$ 19,025	$ 16,540	$ 14,655	$ 12,073	$ 12,621	$ 10,950	$ 10,008		$ 10,000
Service Class
Account Value [Line Items]
Account Value	20,867	18,247	15,553		18,694	16,293	14,473	11,953	12,527	10,896	9,983		10,000
Class II
Account Value [Line Items]
Account Value	11,293	11,336	10,498		12,203	12,204	11,745	10,802	10,813	10,353	9,866	$ 10,000
Service Class I
Account Value [Line Items]
Account Value	11,013	11,093	10,291		12,002	12,024	11,616	10,704	10,739	10,315	9,855	10,000
Initial Class
Account Value [Line Items]
Account Value	23,833	19,963	18,261		19,150	14,702	14,270	11,332	12,590	10,873	9,657		10,000
Service Class
Account Value [Line Items]
Account Value	23,245	19,519	17,899		18,818	14,483	14,093	11,219	12,496	10,819	9,633		10,000
Class II
Account Value [Line Items]
Account Value	27,620	25,967	21,465		25,045	19,510	15,872	13,625	14,949	11,492	9,782	10,000
Service Class I
Account Value [Line Items]
Account Value	26,953	25,411	21,067		24,629	19,241	15,698	13,498	14,848	11,450	9,768	10,000
Class II
Account Value [Line Items]
Account Value	16,824	15,414	13,615		15,423	14,264	13,513	12,038	12,462	11,516	9,887		10,000
Service Class I
Account Value [Line Items]
Account Value	16,422	15,065	13,354		15,170	14,062	13,344	11,930	12,368	11,464	9,861		10,000
Initial Class
Account Value [Line Items]
Account Value	12,686	12,350	11,714		13,518	12,705	11,434	10,557	10,695	10,363	9,849		10,000
Service Class
Account Value [Line Items]
Account Value	12,383	12,070	11,490		13,297	12,530	11,301	10,459	10,623	10,318	9,835		10,000
Class II
Account Value [Line Items]
Account Value	11,229	10,125	8,786	$ 10,000
Service Class I
Account Value [Line Items]
Account Value	11,146	10,076	8,763	10,000
Class II
Account Value [Line Items]
Account Value	11,776	10,289	8,672	10,000
Service Class I
Account Value [Line Items]
Account Value	11,691	10,238	8,660	10,000
Initial Class
Account Value [Line Items]
Account Value	11,941	11,495	10,773		12,675	12,573	11,673	10,630	10,677	10,198	9,925		10,000
Service Class
Account Value [Line Items]
Account Value	11,646	11,239	10,560		12,455	12,386	11,528	10,524	10,597	10,147	9,900		10,000
Class II
Account Value [Line Items]
Account Value	12,273	11,526	10,778		11,689	11,458	11,284	10,803	10,640	10,376	10,093		10,000
Service Class I
Account Value [Line Items]
Account Value	11,963	11,274	10,566		11,484	11,293	11,144	10,697	10,561	10,324	10,068		10,000
Initial Class
Account Value [Line Items]
Account Value	24,031	21,277	18,061		21,470	17,491	14,492	11,459	12,759	11,156	9,437		10,000
Service Class
Account Value [Line Items]
Account Value	23,438	20,804	17,703		21,098	17,231	14,312	11,345	12,663	11,100	9,413		10,000
Class II
Account Value [Line Items]
Account Value	11,659	11,800	10,682		14,548	15,823	13,461	10,723	12,241	9,134	8,577		10,000
Service Class I
Account Value [Line Items]
Account Value	11,361	11,551	10,464		14,301	15,604	13,307	10,630	12,163	9,088	8,565		10,000
Initial Class
Account Value [Line Items]
Account Value	$ 11,518	10,991	10,505		10,379	10,379	10,355	10,181	10,047	10,011	10,000		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907		25,878	20,593	17,035	13,002	13,721	11,328	10,048		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907		25,878	20,593	17,035	13,002	13,721	11,328	10,048		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,334	11,194	10,608		12,194	12,385	11,521	10,597	10,596	10,233	9,969	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,334	11,194	10,608		12,194	12,385	11,521	10,597	10,596	10,233	9,969	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907		25,878	20,593	17,035	13,002	13,721	11,328	10,048		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907		25,878	20,593	17,035	13,002	13,721	11,328	10,048		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,281	25,266	20,059		24,828	19,758	16,344	12,475	13,165	10,868	9,640	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,281	25,266	20,059		24,828	19,758	16,344	12,475	13,165	10,868	9,640	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699		12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699		12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699		12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699		12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 12,355	10,516	8,606	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 12,355	10,516	8,606	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 12,355	10,516	8,606	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 12,355	10,516	8,606	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699		12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699		12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699		12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699		12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907		25,878	20,593	17,035	13,002	13,721	11,328	10,048		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907		25,878	20,593	17,035	13,002	13,721	11,328	10,048		10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,293	13,295	12,105		15,149	15,544	13,139	11,094	12,987	9,460	8,508		10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,293	13,295	12,105		15,149	15,544	13,139	11,094	12,987	9,460	8,508		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699		12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,273	17,390	15,266		17,825	15,749	13,868	11,611	12,180	10,675	9,958		10,000
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Balanced Index
Account Value	$ 22,766	19,773	16,799		19,977	17,228	14,933	12,230	12,513	10,951	10,120		10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696		26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,273	17,390	15,266		17,825	15,749	13,868	11,611	12,180	10,675	9,958		10,000
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Balanced Index
Account Value	$ 22,766	19,773	16,799		19,977	17,228	14,933	12,230	12,513	10,951	10,120		10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696		26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713		19,157	15,306	14,890	11,767	12,827	11,285	9,617		10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713		19,157	15,306	14,890	11,767	12,827	11,285	9,617		10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,185	25,849	20,429		25,261	19,976	16,514	12,565	13,197	10,845	9,678	10,000
Russell 1000 Invesco Dynamic Multifactor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Invesco Dynamic Multifactor Index
Account Value	$ 33,624	31,359	25,733		29,774	23,030	19,045	13,984	14,270	11,271	9,972	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,185	25,849	20,429		25,261	19,976	16,514	12,565	13,197	10,845	9,678	10,000
Russell 1000 Invesco Dynamic Multifactor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Invesco Dynamic Multifactor Index
Account Value	$ 33,624	31,359	25,733		29,774	23,030	19,045	13,984	14,270	11,271	9,972	$ 10,000
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,552	15,299	13,486		15,185	14,423	13,466	11,779	12,029	11,190	9,553		10,000
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,552	15,299	13,486		15,185	14,423	13,466	11,779	12,029	11,190	9,553		10,000
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value	$ 12,481	12,256	11,796		13,381	12,629	11,378	10,494	10,628	10,318	9,856		10,000
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value	$ 12,481	12,256	11,796		13,381	12,629	11,378	10,494	10,628	10,318	9,856		10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 11,199	10,105	8,870	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,926	11,139	8,820	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 11,199	10,105	8,870	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,926	11,139	8,820	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 11,199	10,105	8,870	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,926	11,139	8,820	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 11,199	10,105	8,870	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,926	11,139	8,820	$ 10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 11,730	11,237	10,737		11,153	11,208	10,873	10,451	10,286	10,198	10,067		10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 11,730	11,237	10,737		11,153	11,208	10,873	10,451	10,286	10,198	10,067		10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,223	19,028	16,273		20,453	17,813	14,849	11,830	13,294	11,595	9,559		10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,223	19,028	16,273		20,453	17,813	14,849	11,830	13,294	11,595	9,559		10,000
FTSE 3 Month US T Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3 Month US T Bill Index
Account Value	$ 11,943	$ 11,326	$ 10,760		$ 10,601	$ 10,596	$ 10,535	$ 10,303	$ 10,114	$ 10,030	$ 10,003		$ 10,000